Expense Example - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Risk Parity Fund - Class M
Expense Example:
1 year	$ 472
3 years	747
5 years	1,046
10 years	1,895
Fidelity Advisor Risk Parity Fund - Class C
Expense Example:
1 year	277
3 years	566
5 years	983
10 years	1,951
Fidelity Advisor Risk Parity Fund - Class I
Expense Example:
1 year	76
3 years	255
5 years	453
10 years	1,025
Fidelity Advisor Risk Parity Fund - Class Z
Expense Example:
1 year	70
3 years	239
5 years	425
10 years	965
Fidelity Advisor Risk Parity Fund - Class A
Expense Example:
1 year	670
3 years	889
5 years	1,129
10 years	$ 1,816